COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) metric_ton vessels subsidiary purchaseCommitment $ / metricTon	Dec. 31, 2021 USD ($)	Dec. 31, 2015 lease
Disclosure of contingent liabilities [line items]
Number of subsidiaries | subsidiary	2
Outstanding lease payments, guaranteed by the company	$ 1,800,000	$ 3,200,000
Additions to newbuildings, vessels and equipment	335,815,000	473,761,000
Newbuilding installment commitments financed by term loan facilities	130,000,000
Number of leases assigned to tired parties and related parties | lease			2
New Buildings
Disclosure of contingent liabilities [line items]
Capital commitments	144,800,000
Additions to newbuildings, vessels and equipment	45,100,000
TFG Marine
Disclosure of contingent liabilities [line items]
Guarantee amount, subsidiary performance		6,000,000
Guarantee amount, current exposure	0	0
Capital commitments	$ 13,400,000
Number of purchase commitments | purchaseCommitment	2
Purchase commitments, volume, low sulphur bunker fuel (in MT) | metric_ton	1,000
Purchase commitments, volume, high sulphur bunker fuel (in MT) | metric_ton	1,000
Purchase commitment variable price, low suphur bunker fuel (in USD per MT) | $ / metricTon	650
Purchase commitment variable price, high suphur bunker fuel (in USD per MT) | $ / metricTon	465
Clean Marine
Disclosure of contingent liabilities [line items]
Number of vessels, purchase commitment | vessels	2
Capital commitments	$ 700,000
Additions to newbuildings, vessels and equipment	$ 6,500,000
TFG Marine
Disclosure of contingent liabilities [line items]
Number of subsidiaries | subsidiary	2
Subsidiaries [member]
Disclosure of contingent liabilities [line items]
Guarantee amount, subsidiary performance	$ 60,000,000
Guarantee amount, current exposure	$ 0	$ 0